Disclosures on Individual Items of the Financial Statements (Details)	1 Months Ended	12 Months Ended
	Jan. 26, 2021 shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 22, 2021 $ / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Jan. 27, 2021 $ / shares	Dec. 31, 2020 USD ($)
Disclosures on Individual Items of the Financial Statements (Details) [Line Items]
Revenues generated		1.00%	1.00%
Percentage of geographical region					99.20%	99.20%	97.00%	97.00%
Revenue contracts		€ 2,721			€ 3,325		€ 0
Research development expense		2,012			749		473
Capitalized development cost		3,904			5,470		4,744
Amortization development cost		2,249			647		0
Government grants amount		€ 4,381			4,282		4,176
Reporting value					13		6
Company share (in Dollars per share) | $ / shares				$ 9.77					$ 0.0001
Description of reconciliation of the effective tax rate		The entity’s tax rate of 29,48 % combines a corporate tax rate of 15%, a solidarity surcharge thereon of 5.5 % and a trade tax rate of 13,65%.	The entity’s tax rate of 29,48 % combines a corporate tax rate of 15%, a solidarity surcharge thereon of 5.5 % and a trade tax rate of 13,65%.
Loss attributable shareholders		€ 87,642			10.28		12,050
Weighted average amount (in Dollars) | $			$ 25,344			$ 32,039		$ 32,039
Carrying amount		5,552			6,524
Total cash outflow		569			454
Other long-term investments		2,084			140
Rental expense		102			102
cash deposit		101,813,000			18,000
Non-current lending to customer amount		1,944
Advanced payments made		656			274
Cash and cash equivalents comprise cash		1			1
Cash at bank		€ 101,812			17
Description of shareholders				The shareholders of EUSG II (formerly EUSG), who decided not to redeem their shares, received 4,870,815 shares in ADSE Holdco with a nominal value of USD 0.0001 resulting in share capital of EUR 431. To effectuate the merger of ADSE Holdco with ADSE GM additional 24,683,333 were issued to the equity holders of ADSE GM with a nominal value of USD 0.0001 resulting in an increase of share capital by EUR 2,184. As part of the PIPE investment additional 15.6 million shares with a nominal value of USD 0.0001 were issued resulting in an increase in share capital by EUR 1,380. As of December 31, 2021 following the merger and capital reorganization ADSE Holdco had 48,807,898 shares in issue.
Description of capital reorganization		the merger with ADSE GM, which is accounted for as a capital reorganization, the subscribed capital of ADSE GM amounting to EUR 32,039 was reclassified to capital reserves. As part of the capital reorganization, accumulated losses and public warrant liability of EUSG amounting to EUR 16.8 million were deducted from capital reserves. Furthermore, capital reserves include EUR 43.1 million additional paid-in capital for the remaining 4,870,815 EUSG shares after redemptions and the excess of fair value of issued shares over net assets assumed as part of the merger amounting to EUR 58.5 million. Capital reserves are reduced by transaction costs amounting to EUR 11.0 million and payments for acquisition of a shareholding of an existing ADSE GM shareholder amounting to EUR 20 million. Moreover, the difference between the cash received and the nominal value of 15.6 million shares issued to the PIPE investors amounting to EUR 138.0 million is recorded within capital reserves.	the merger with ADSE GM, which is accounted for as a capital reorganization, the subscribed capital of ADSE GM amounting to EUR 32,039 was reclassified to capital reserves. As part of the capital reorganization, accumulated losses and public warrant liability of EUSG amounting to EUR 16.8 million were deducted from capital reserves. Furthermore, capital reserves include EUR 43.1 million additional paid-in capital for the remaining 4,870,815 EUSG shares after redemptions and the excess of fair value of issued shares over net assets assumed as part of the merger amounting to EUR 58.5 million. Capital reserves are reduced by transaction costs amounting to EUR 11.0 million and payments for acquisition of a shareholding of an existing ADSE GM shareholder amounting to EUR 20 million. Moreover, the difference between the cash received and the nominal value of 15.6 million shares issued to the PIPE investors amounting to EUR 138.0 million is recorded within capital reserves.
Total contribution		€ 6
Subscribed capital		14.976
Share capital amounts		4
Warrant liabilities amount		€ 12,800,000
Public warrants (in Shares) | shares		7,187,500	7,187,500
Private warrants (in Shares) | shares		4,375,000	4,375,000
Lender warrants in issue (in Shares) | shares		100,000	100,000
ordinary share (in Dollars per share) | $ / shares			$ 11.5
Share price (in Dollars) | $			$ 18
Public warrants (in Dollars per share) | (per share)		€ 1.05	$ 0.01
Dividend Percentage		0.00%	0.00%
Trade payable related parties		€ 838			846
Shareholder loans					€ 17,876
Description disclosure loans and borrowings		loans and borrowings include a secured bank loan with varying use amounting to kEUR 7,522 (December 31, 2020: 354) which is secured over the security assignment of trade receivables and inventories with its total amount of kEUR 7,522. The interest rate is 5.96%. The interest rate can change according to the 3-Month-EURIBOR plus a temporary markup of 4.5 percentage points. The markup on the 3-Month-EURIBOR applies until December 31, 2021 and can then be renegotiated. Corresponding to the earliest scheduled possibility of repayment (December 31, 2023) the loan is classified as repayable between one and five years.	loans and borrowings include a secured bank loan with varying use amounting to kEUR 7,522 (December 31, 2020: 354) which is secured over the security assignment of trade receivables and inventories with its total amount of kEUR 7,522. The interest rate is 5.96%. The interest rate can change according to the 3-Month-EURIBOR plus a temporary markup of 4.5 percentage points. The markup on the 3-Month-EURIBOR applies until December 31, 2021 and can then be renegotiated. Corresponding to the earliest scheduled possibility of repayment (December 31, 2023) the loan is classified as repayable between one and five years.
Equity holders		€ 25,300,000
Remaining contractual lifetime		3 years 11 months 23 days	3 years 11 months 23 days
Average expected percentage					0.00%	0.00%
Increase in equity		€ 10
Expenses pre paid		10
Financial assets recognized		€ 171			€ 9		€ 63
Description guarantees Line Of Credit		In addition to cash, ADSE has access to lines of credit and guarantees in total of max. kEUR 10.000 until April 30, 2022, and after that kEUR 5.000 until December 31, 2023.	In addition to cash, ADSE has access to lines of credit and guarantees in total of max. kEUR 10.000 until April 30, 2022, and after that kEUR 5.000 until December 31, 2023.
Foreign currencies		94.00%	94.00%		99.18%	99.18%	97.01%	97.01%
Currency risks amount		€ 101.729			€ 4
Depreciated percentage		10.00%	10.00%		10.00%	10.00%
Top of range [member]
Disclosures on Individual Items of the Financial Statements (Details) [Line Items]
Charging revenues		€ 21,118			€ 40,477		€ 1,671
Lease maturity runs		10 years	10 years
Bottom of range [member]
Disclosures on Individual Items of the Financial Statements (Details) [Line Items]
Charging revenues		€ 2,603			37		€ 12.492
Lease maturity runs		5 years	5 years
Swiss tax [Member]
Disclosures on Individual Items of the Financial Statements (Details) [Line Items]
cash deposit		€ 37			37
VAT [Member]
Disclosures on Individual Items of the Financial Statements (Details) [Line Items]
Advanced payments made		2,751			778
Dresden GmbH [Member]
Disclosures on Individual Items of the Financial Statements (Details) [Line Items]
Trade payable related parties		1,199			€ 450
ADSH [Member]
Disclosures on Individual Items of the Financial Statements (Details) [Line Items]
Equity holders		17,900,000
DC-CBX [Member]
Disclosures on Individual Items of the Financial Statements (Details) [Line Items]
Carrying amount		€ 7,298								$ 8,576
IPO [Member]
Disclosures on Individual Items of the Financial Statements (Details) [Line Items]
Public warrants (in Shares) | shares	6,250,000
Over-Allotment Options [Member]
Disclosures on Individual Items of the Financial Statements (Details) [Line Items]
Warrants shares issued (in Shares) | shares		937,500	937,500
Sponsor [Member]
Disclosures on Individual Items of the Financial Statements (Details) [Line Items]
Private warrants (in Shares) | shares		4,375,000	4,375,000